Vanguard Real Estate Index Fund Expense Example - Investor Prospectus [Member] - Vanguard Real Estate Index Fund - Investor Shares	Jan. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	$ 343